Founders Asset Management LLC
210 University Boulevard, Suite 800
Denver, Colorado 80206-4658
(303) 394-4404
www.founders.com

(R) [LOGO] Founders (R)
A Mellon Financial Company (SM)

May 3, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	DREYFUS FOUNDERS FUNDS, INC.
1933 ACT FILE NO. 2-17531
1940 ACT FILE NO. 811-1018
Filing of Prospectuses and Statement of Additional Information
Pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (submission type 497J), Founders Asset Management LLC hereby certifies on behalf of Dreyfus Founders Funds, Inc. that the definitive Prospectuses and Statement of Additional Information, each dated May 1, 2006, for Dreyfus Founders Balanced Fund, Dreyfus Founders Discovery Fund, Dreyfus Founders Equity Growth Fund, Dreyfus Founders Growth Fund, Dreyfus Founders Government Securities Fund, Dreyfus Founders International Equity Fund, Dreyfus Mid-Cap Growth Fund, Dreyfus Founders Money Market Fund, Dreyfus Founders Passport Fund and Dreyfus Founders Worldwide Growth Fund that would have been filed pursuant to Rule 497(c) would not have differed from the versions contained in Post-Effective Amendment No. 76 to the Funds’ Registration Statement, which was filed on April 27, 2006 and became effective on May 1, 2006. We hereby further certify that the text of Post-Effective Amendment No. 76 to the Funds' registration statement was filed electronically.

If you have any questions or comments, please contact the undersigned at 303-394-7947. Thank you for your assistance.

Sincerely,
/s/Kenneth R. Christoffersen
Kenneth R. Christoffersen
Senior Vice President – Legal and General Counsel

cc:	Edward F. O'Keefe, Esq.
PricewaterhouseCoopers LLP